Investments (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of joint ventures [line items]
Assets	R$ 1,357,614		R$ 1,179,599
Current	440,827		372,279
Cash and cash equivalents	106,627		104,314	R$ 43,798	R$ 54,204
Non current	916,787		807,320
Liabilities	477,081		423,735
Current	226,618		203,153
Cresca's [Member]
Disclosure of joint ventures [line items]
Assets	2,876	[1]	3,371
Current	2,865	[1]	3,356
Cash and cash equivalents	349	[1]	333
Accounts receivable, inventories and other receivables	2,516	[1]	3,023
Non current	11	[1]	15
Other noncurrent	11	[1]	15
Liabilities	365	[1]	3,200
Current	365	[1]	3,200
Trade payables, taxes and loans	365	[1]	3,200
Total net assets	R$ 2,511	[1]	R$ 171
Company's interest - 50%	50.00%		50.00%
Company's interest in net assets at estimated fair value	R$ 1,256	[1]	R$ 86

[1]	Balance sheet after spin-off that took place on February 9, 2018, as described in Note 1.1.